Financial risk management, objectives and policies (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management, objectives and policies [Abstract]
Maximum Credit Exposure
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting dates was:

(Dollars in thousands)	2020	2019
Cash and cash equivalents	$68,641	$67,356
Accounts receivable and accrued revenues	30,060	107,848
Maximum credit exposure	$98,700	$175,204

Contractual Maturities of Financial Liabilities
The following are contractual maturities of financial liabilities, including estimated interest payments on an undiscounted basis. Swap payments are the net effect from paying fixed rate/ receive LIBOR. The LIBOR interest spot rate at December 31, 2020 (and spot rate at December 31, 2019 for comparatives) is used as a basis for preparation.

As of December 31, 2020
		2 to 5	More than
(Dollars in thousands)	1 year	years	5 years	Total
Interest bearing loans	$19,110	$475,441	$-	$494,552
Interest rate swaps	8,541	12,415	-	20,956
Total	$27,651	$487,857	$-	$515,507

As of December 31, 2019
		2 to 5	More than
(Dollars in thousands)	1 year	years	5 years	Total
Interest bearing loans	$140,707	$855,593	$-	$996,301
Interest rate swaps	3,523	8,105	-	11,629
Total	$144,230	$863,699	$-	$1,007,929